Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2017
Other Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Other payables and accruals consist of the following:

	December 31,	December 31,
	2016	2017
	HK$	HK$

Accrued salaries, wages and bonus	372	58
Accrued audit and professional fees	1,143	977
Accrued sundries expenses	1,194	43
Other payables	3,429	3,612
	6,138	4,690